Loans, borrowings, cash and cash equivalents and short-term investments (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,953	$ 3,609	$ 4,736	$ 11,721
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,709	953
Country Of U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,048	2,516
Other Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	196	140
Total Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,953	$ 3,609